DEBT - Bank Credit Facility (Details) - Bank Credit Facility - Line of Credit - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt
Unsecured, covenant-based bank credit facility	CAD 800.0
Standby fees on undrawn portion of the facility as a percentage on drawn pricing (as a percent)	20.00%
Amount drawn		CAD 23.2
Fees paid to extend the facility	CAD 0.5	CAD 0.7	CAD 0.3
Minimum | Canada Bankers' Acceptances Rate
Debt
Basis points over bankers' acceptance rates (as a percent)	1.50%
Maximum | Canada Bankers' Acceptances Rate
Debt
Basis points over bankers' acceptance rates (as a percent)	3.15%